6. OIL AND GAS PROPERTY INTERESTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Impairment of oil and gas property	$ 7,831,570	$ 0
Exploration cost	2,796,637
Oil and gas property	$ 0	$ 6,237,026